GENERAL INFORMATION - Narrative (Details) $ in Thousands																			12 Months Ended
	Dec. 17, 2024 USD ($) shares	Dec. 16, 2024 USD ($)	Nov. 08, 2024 USD ($)	Sep. 17, 2024 EUR (€)	May 14, 2024 USD ($) shares	Mar. 18, 2024 USD ($) shares	Dec. 29, 2023 shares	Oct. 30, 2023 USD ($) shares	Sep. 15, 2023 USD ($)	Sep. 11, 2023 shares	Aug. 04, 2023 USD ($) shares	Aug. 01, 2023 shares	Jul. 28, 2023 shares	Jul. 21, 2023 USD ($)	Jun. 14, 2023 USD ($) shares	Jun. 07, 2023 USD ($)	Apr. 14, 2023 USD ($)	Mar. 29, 2023 USD ($)	Dec. 31, 2024 USD ($) employee shareholder shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 15, 2024 USD ($)	Dec. 06, 2023
General Information [Line Items]
Number of subscribed shares (in shares)																			604,437,877,587
Total number of shareholders | shareholder																			2,131
Number of average employees | employee																			37,355
Number of employees | employee																			38,664
Total dividends paid | $																			$ 174,838	$ 0	$ 0
Inversiones Aereas S.A.
General Information [Line Items]
Capital reduction | $						$ 175,140
Number of shares acquired (in shares)						6,634,496
Lan Cargo S.A.
General Information [Line Items]
Total dividends paid | $			$ 19,000
LATAM Airlines Group S.A. | TAM S.A. and Subsidiaries
General Information [Line Items]
Capital increase | $									$ 106,104							$ 308,031		$ 785,865
LATAM Airlines Group S.A. | TAM Linheas Aéreas S.A
General Information [Line Items]
Capital increase | $									$ 106,104
LATAM Airlines Group S.A. | Faisán Finance Designates Activity
General Information [Line Items]
Equity interest				100.00%
Payments for subsidiary shares acquired | €				€ 1
TAM S.A. and Subsidiaries | TAM Linheas Aéreas S.A
General Information [Line Items]
Capital increase | $																$ 308,031		785,865
Holdco Colombia I SpA | Aerovías de Integración Regional S.A.
General Information [Line Items]
Capital increase | $	$ 18,544				$ 45,271													$ 120,410
Number of shares issued (in shares)	10				10
Lan Argentina SA
General Information [Line Items]
Capital reduction | $																	$ 160,170
Lan Argentina SA | Inversora Cordillera S.A.
General Information [Line Items]
Equity interest							94.96%
Lan Argentina SA | Lan Pax Group S.A
General Information [Line Items]
Equity interest							4.99%
Lan Argentina SA | LATAM Airlines Group S.A.
General Information [Line Items]
Equity interest							0.05%
Inversiones Lan S.A. | Aerovías de Integración Regional S.A.
General Information [Line Items]
Number of shares acquired (in shares)								183							923
Payments for subsidiary shares acquired | $								$ 2							$ 23
Inversiones Lan S.A. | Americonsult SA de CV
General Information [Line Items]
Number of shares acquired (in shares)												1
Holdco Ecuador S.A. | Latam Airlines Ecuador S.A.
General Information [Line Items]
Capital increase | $														$ 3,100
Lan Cargo S.A. | Lan Cargo Overseas Limited
General Information [Line Items]
Number of shares acquired (in shares)													1
Lan Cargo S.A. | Americonsult SA de CV
General Information [Line Items]
Number of shares acquired (in shares)										499
Lan Cargo S.A. | Consultoría Administrativa Profesional S.A. de C.V.
General Information [Line Items]
Number of shares acquired (in shares)										49,500
Lan Cargo S.A. | Transporte Aéreo S.A.
General Information [Line Items]
Number of shares acquired (in shares)										109,662
Lan Cargo S.A. | Inversiones Aereas S.A.
General Information [Line Items]
Number of shares acquired (in shares)										15,216
Lan Cargo S.A. | Prime Airport Services Inc.
General Information [Line Items]
Number of shares acquired (in shares)										105
Lan Cargo S.A. | Americonsult de Costa Rica S.A
General Information [Line Items]
Number of shares acquired (in shares)										66
Lan Cargo S.A. | Americonsult de Guatemala, Sociedad Anónima
General Information [Line Items]
Number of shares acquired (in shares)										50
Lan Cargo S.A. | Prime Cargo SpA.
General Information [Line Items]
Equity interest																							100.00%
Lan Pax Group S.A | Aerovías de Integración Regional S.A.
General Information [Line Items]
Number of shares issued (in shares)											47,010
Lan Pax Group S.A | Holdco Colombia I SpA
General Information [Line Items]
Capital increase | $											$ 347
Inversora Cordillera S.A. | Lan Pax Group S.A
General Information [Line Items]
Equity interest							99.95%
Inversora Cordillera S.A. | LATAM Airlines Group S.A.
General Information [Line Items]
Equity interest							0.05%
Administration
General Information [Line Items]
Number of employees | employee																			5,576
Operations
General Information [Line Items]
Number of employees | employee																			19,307
Cabin crew
General Information [Line Items]
Number of employees | employee																			9,288
Command crew
General Information [Line Items]
Number of employees | employee																			4,493
Shareholders
General Information [Line Items]
Percentage of share capital in form of ADRs																			22.68%
Banco de Chile on behalf of State Street
General Information [Line Items]
Equity interest																			25.93%
Delta Air Lines, Inc.
General Information [Line Items]
Equity interest																			10.05%
Qatar Airways
General Information [Line Items]
Equity interest																			10.03%
Ordinary shares
General Information [Line Items]
Number of statutory capital shares (in shares)																			604,441,789,335
Preference shares
General Information [Line Items]
Dividend payables | $																						$ 1,019
Accumulated preferred dividends | $		$ 8,580
Preference shares | LATAM Airlines Group S.A. | Inversora Cordillera S.A.
General Information [Line Items]
Number of shares acquired (in shares)							2,392,166
Preference shares | LATAM Airlines Group S.A. | Lan Argentina SA
General Information [Line Items]
Number of shares acquired (in shares)							53,376